RISK MANAGEMENT - Credit concentration by country (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Risk Management [Line Items]
Loans and advances	$ 182,282,743	$ 173,819,116
% Participation	100.00%	100.00%
Allowance for loans and advances and lease losses	$ 10,929,395	$ 10,235,831	$ 8,223,103	$ 6,621,911
% Participation	100.00%	100.00%
Colombia
Disclosure Of Risk Management [Line Items]
Loans and advances	$ 127,875,541	$ 119,674,770
% Participation	70.15%	68.85%
Allowance for loans and advances and lease losses	$ 8,678,279	$ 8,402,751
% Participation	79.40%	82.09%
Panama
Disclosure Of Risk Management [Line Items]
Loans and advances	$ 30,783,359	$ 32,299,274
% Participation	16.89%	18.58%
Allowance for loans and advances and lease losses	$ 1,084,303	$ 910,268
% Participation	9.92%	8.89%
EL SALVADOR
Disclosure Of Risk Management [Line Items]
Loans and advances	$ 11,456,280	$ 10,590,571
% Participation	6.28%	6.09%
Allowance for loans and advances and lease losses	$ 445,609	$ 465,122
% Participation	4.08%	4.54%
Puerto rico
Disclosure Of Risk Management [Line Items]
Loans and advances	$ 771,135	$ 889,528
% Participation	0.42%	0.51%
Allowance for loans and advances and lease losses	$ 30,680	$ 29,041
% Participation	0.28%	0.29%
Guatemala
Disclosure Of Risk Management [Line Items]
Loans and advances	$ 11,385,421	$ 10,352,272
% Participation	6.25%	5.96%
Allowance for loans and advances and lease losses	$ 689,839	$ 427,747
% Participation	6.31%	4.18%
Other Countries [Member]
Disclosure Of Risk Management [Line Items]
Loans and advances	$ 11,007	$ 12,701
% Participation	0.01%	0.01%
Allowance for loans and advances and lease losses	$ 685	$ 902
% Participation	0.01%	0.01%